Vessels, Port Terminals and Other Fixed Assets, net	12 Months Ended
Dec. 31, 2014
VESSELS, PORT TERMINALS AND OTHER FIXED ASSETS [Abstract]
VESSELS, PORT TERMINALS AND OTHER FIXED ASSETS, NET
NOTE 6: VESSELS, PORT TERMINALS AND OTHER FIXED ASSETS, NET
Vessels, port terminals and other fixed assets, net consist of the following:

		Accumulated Depreciation	Net Book Value
Dry Port Terminal	Cost
Balance December 31, 2011	$47,926	$(6,213)	$41,713
Additions	3,422	(1,529)	1,893
Balance December 31, 2012	$51,348	$(7,742)	$43,606
Additions	23,947	(1,597)	22,350
Write-off	(22)	22	-
Balance December 31, 2013	$75,273	$(9,317)	$65,956
Additions	3,112	(2,129)	983
Balance December 31, 2014	$78,385	$(11,446)	$66,939

		Accumulated	Net Book
Oil Storage Plant and Port Facilities for Liquid Cargoes	Cost	Depreciation	Value
Balance December 31, 2011	$26,410	$(5,253)	$21,157
Additions	731	(1,256)	(525)
Balance December 31, 2012	$27,141	$(6,509)	$20,632
Additions	616	(1,256)	(640)
Balance December 31, 2013	$27,757	$(7,765)	$19,992
Additions	257	(1,256)	(999)
Balance December 31, 2014	$28,014	$(9,021)	$18,993

		Accumulated	Net Book
Tanker Vessels, Barges and Pushboats	Cost	Depreciation	Value
Balance December 31, 2011	$340,990	$(58,017)	$282,973
Additions	19,226	(19,383)	(157)
Restructure of capital leases	(4,590)	-	(4,590)
Balance December 31, 2012	$355,626	$(77,400)	$278,226
Additions	9,972	(16,384)	(6,412)
Transfers	3,030	-	3,030
Balance December 31, 2013	$368,628	$(93,784)	$274,844
Additions	96,387	(17,355)	79,032
Write-off	(47)	-	(47)
Balance December 31, 2014	$464,968	$(111,139)	$353,829

		Accumulated	Net Book
Other Fixed Assets	Cost	Depreciation	Value
Balance December 31, 2011	$4,940	$(695)	$4,245
Additions	1,166	(334)	832
Disposals	(37)	-	(37)
Balance December 31, 2012	$6,069	$(1,029)	$5,040
Additions	1,997	(318)	1,679
Transfers	(3,030)	-	(3,030)
Balance December 31, 2013	$5,036	$(1,347)	$3,689
Additions	699	(524)	175
Balance December 31, 2014	$5,735	$(1,871)	$3,864

		Accumulated	Net Book
Total	Cost	Depreciation	Value
Balance December 31, 2011	$420,266	$(70,178)	$350,088
Additions	24,545	(22,502)	2,043
Restructure of capital leases	(4,590)	-	(4,590)
Disposals	(37)	-	(37)
Balance December 31, 2012	$440,184	$(92,680)	$347,504
Additions	36,532	(19,555)	16,977
Disposals	(22)	22	-
Balance December 31, 2013	$476,694	$(112,213)	$364,481
Additions	100,455	(21,264)	79,191
Write-off	(47)	-	(47)
Balance December 31, 2014	$577,102	$(133,477)	$443,625

As indicated in Note 9, certain assets of the Company have been pledged as collateral for loan facilities. As of December 31, 2014 and 2013, the net book value of such assets was $831 and $948, respectively.
On May 9, 2012, Navios Logistics entered into an agreement for the restructuring of its capital leases for the San San H and the Ferni H (formerly known as the Stavroula), by extending their duration until June 2016 and amending the purchase price obligation to $9,850 and $9,800, each at the end of the extended period. As of December 31, 2014, the obligations for these vessels were accounted for as capital leases and the lease payments during the year ended December 31, 2014 for both vessels were $1,399.
During the second quarter of 2012, Navios Logistics began the construction of a new conveyor belt in its dry port facility in Nueva Palmira, which became operational in October 2013. As of December 31, 2014, the Company had paid $22,516 ($743 of which was paid during the year ended December 31, 2014) and the construction of the new conveyor belt had been completed.
Navios Logistics constructed four new tank barges. Two barges were delivered in October and December 2012 and two were delivered in April and June, 2013, with a cost of $1,900 each.
On June 26, 2013, Navios Logistics acquired three pushboats for an aggregate purchase price of $20,250. These pushboats were delivered in the first quarter of 2014. As of December 31, 2013, Navios Logistics had paid $19,766 and the respective amount was presented under deposits for vessels, port terminals and other fixed assets in the accompanying consolidated balance sheets. During the year ended December 31, 2014, Navios Logistics paid $3,710, representing the balance of the purchase price and other acquisition costs, including transportation.
On August 5, 2013, Navios Logistics entered into an agreement for the construction of 36 dry barges for an aggregate purchase price of $19,080. These barges were delivered in the second quarter of 2014. On October 8, 2013, the Company exercised the option for the construction of an additional 36 dry barges based on the same terms of the initial agreement. These barges were delivered in the third quarter of 2014. As of December 31, 2013, Navios Logistics had paid $11,632 and the respective amount was presented under deposits for vessels, port terminals and other fixed assets in the accompanying consolidated balance sheets. During the year ended December 31, 2014, Navios Logistics paid $52,672 for both sets of barges, representing the balance of the purchase price and other acquisition costs, including transportation.
On August 22, 2014, Navios Logistics entered into an agreement for the acquisition of a second-hand bunker vessel, which was delivered to our core fleet in September 2014. As of December 31, 2014, Navios Logistics had paid $5,504, representing full acquisition price and other costs, including relocation expenses.
Deposits for vessels, port terminals and other fixed assets
On February 11, 2014, Navios Logistics entered into an agreement for the construction of three new pushboats with a purchase price of $7,552 for each pushboat. During the year ended December 31, 2014, Navios Logistics paid $6,920 for the construction of the new pushboats which are expected to be delivered in the third quarter of 2015.
During the year ended December 31, 2014, Navios Logistics paid $16,305 for dredging works related to the expansion of its dry port in Uruguay, which is currently an asset under construction.
Capitalized interest included in deposits for vessels, port terminals and other fixed assets amounted to $693 for the year ended December 31, 2014.
The following is an analysis of the leased property under capital leases:

Vessels	December 31, 2014
San San H and Ferni H	$32,883
Less: Accumulated amortization	(2,928)
Net book value	$29,955

Future minimum lease payments under capital leases together with the present value of the future minimum lease payments as of December 31, 2014, are as follows:

		December 31,
	Payment Due by Period	2014
	2015	2,190
	2016	$21,263
	Total future minimum lease payments (1)	23,453
	Less: amount representing interest (2)	(1,093)
	Present value of future minimum lease payments (3)	$22,360

(1	)There are no minimum sublease rentals to be reduced by minimum payments.
(2	)Amount necessary to reduce net minimum lease payments to present value calculated at the Company's incremental borrowing rate at the inception of the lease.
(3	)Reflected in the balance sheet as obligations under capital leases.